Personnel expenses - Summary of Personnel Expense (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 1,558	€ 1,233	€ 860
Social costs and payroll taxes	254	85	85
Contributions to retirement plans	55	51	40
Share-based compensation	321	381	223
Other employee benefits	157	150	124
Total	€ 2,345	€ 1,900	€ 1,332
Average full-time employees | employee	9,123	8,359	6,617